Share-based Compensation - Narrative (Details)			1 Months Ended					12 Months Ended
	Apr. 01, 2025 shares	Sep. 18, 2023 USD ($) employee $ / shares shares	Sep. 30, 2024 USD ($)	Aug. 31, 2024	Oct. 31, 2023	Aug. 31, 2023 shares	Jun. 30, 2022 executive_award	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) employee shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital								$ 3,467,000,000	$ 2,922,000,000
Staff costs: Share-based compensation cost (equity settled)								1,052,000,000	820,000,000	$ 1,070,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)								154,000,000	140,000,000
Share based payment arrangement amount capitalized								3,800,000	0	0
Share-based compensation, tax benefit (expense)								48,200,000	108,700,000	206,200,000
IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock (in dollars per share) | $ / shares		$ 51.00
2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Staff costs: Share-based compensation cost (equity settled)										$ 217,200,000
Number of grantees affected by modification | employee										5,251
2019 AEP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital										$ 306,600,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)										(306,600,000)
2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based awards, liability paid								0	$ 0	0
Staff costs: Share-based compensation cost (equity settled)		$ 4,100,000
2019 EIP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital										5,700,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)										(5,700,000)
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of executive awards | executive_award							2
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation								$ 1,719,300,000
Unrecognized share-based compensation, recognition period								1 year 2 months 12 days
Shares authorized (in shares) | shares						20,500,000
Aggregate increased ordinary shares (in shares) | shares	8,452,110
Annual increase in shares authorized	0.80%					2.00%
Restricted Stock Units (RSUs) | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting								100.00%
Aggregate nominal amount, limit								2.20%
Share-based awards, liability paid										$ 18,200,000
Restricted Stock Units (RSUs) | 2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate nominal amount, limit								30.00%
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate nominal amount, limit							4.00%
Accelerated share-based compensation		$ 17,700,000
Number of grantees affected by modification | employee		5,041
Unrecognized share-based compensation, recognition period								1 month 6 days
Restricted Stock Units (RSUs) | Arm Non-Executive Directors RSU Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares) | shares										31,806
Granted (in shares) | shares										31,806
Restricted Stock Units (RSUs) | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Restricted Stock Units (RSUs) | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					4 years
Restricted Stock Units, Launch Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							3 years
Restricted Stock Units, Continuous Service | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							3 years
Restricted Stock Units, Time-Based | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							3 years
Performance Shares, Continuous Service And Performance Conditions | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period							1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period					1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					0.00%
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					200.00%
Restricted Stock Units, Annual Awards | 2022 RSU Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting							0.00%
Restricted Stock Units, Annual Awards | 2022 RSU Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting							200.00%
Executive Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Staff costs: Share-based compensation cost (equity settled)		$ 9,800,000
Number of grantees affected by modification | employee		14
Vested (in shares) | shares								(6,000,000)
Shares issued (in shares) | shares		1,875,202
Unrecognized share-based compensation								$ 31,100,000
Outstanding (in shares) | shares								1,000,000	7,000,000
Executive Awards | 2022 RSU Plan | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital		$ 20,200,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)		(20,200,000)
Executive Awards | 2022 RSU Plan | Reclassification, Other Current Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital		9,100,000
Accrued compensation and benefits and share-based compensation increase (decrease)		$ (9,100,000)
Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Continuous Service And Relative TSR
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period								3 years
Performance Shares, Continuous Service And Relative TSR | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting								0.00%
Performance Shares, Continuous Service And Relative TSR | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting								200.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation								$ 13,300,000
Share based compensation arrangement maximum employee subscription rate			10.00%
Maximum employee subscription amount			$ 25,000
Discount percent			15.00%
Shares issued in period (in shares) | shares								700,000
Employee Stock | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP				6 months
Employee Stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP				24 months